Cash (Tables)	12 Months Ended
Dec. 31, 2022
Cash [abstract]
Schedule of Cash Comprise Entirely of Bank Balances	Cash comprise entirely of bank balances and consisted of the following items as at December 31:

	2022	2021

Cash at banks	438,522	53,092
Cash	438,522	53,092